Undiscovered Managers Behavioral Value Fund Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	1.73%	11.25%	9.70%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.47%)	9.39%	8.12%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.43%	8.68%	7.56%